Income Taxes (Details) - Schedule of reconciliation of the federal income tax rate	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reconciliation Of The Federal Income Tax Rate Abstract
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Change in fair value of warrant liabilities					(17.50%)	(37.60%)
Transaction costs allocable to warrant liabilities					0.00%	3.30%
Change in valuation allowance					1.70%	13.30%
Income tax provision	0.48%	0.21%	6.37%	0.21%	5.20%	0.00%